CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Share capital [1]	Shares held in trust	Other reserves [2]	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2022		$ 192,597	$ 190,472	$ 584	$ (726)	$ 21,132	$ 169,482	$ 2,125
Comprehensive income/(loss) for the period		11,934	11,866			24	11,842	68
Transfer from other comprehensive income		0	0			(121)	121
Dividends	[3]	(4,599)	(4,014)				(4,014)	(585)
Repurchases of shares	[4]	(8,054)	(8,054)	(22)		22	(8,054)
Share-based compensation		192	192		500	(203)	(105)
Other changes		25	1				1	24
Ending balance at Jun. 30, 2023		192,094	190,461	562	(227)	20,854	169,272	1,633
Beginning balance at Dec. 31, 2023		188,362	186,607	544	(997)	21,145	165,915	1,755
Comprehensive income/(loss) for the period		10,560	10,381			(494)	10,874	180
Transfer from other comprehensive income		0	0			170	(170)
Dividends	[3]	(4,537)	(4,387)				(4,387)	(150)
Repurchases of shares	[4]	(7,020)	(7,020)	(17)		17	(7,020)
Share-based compensation		(76)	(76)		544	(213)	(406)
Other changes		(98)	(96)				(96)	(1)
Ending balance at Jun. 30, 2024		$ 187,190	$ 185,407	$ 528	$ (454)	$ 20,625	$ 164,709	$ 1,783

[1]	See Note 5 “Share capital”.
[2]	See Note 6 “Other reserves”.
[3]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.
[4]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.